                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: __________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

            Richard A. Kayne     Los Angeles, California       22 April 2002

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  27

Form 13F Information Table Value Total:            $132,610
                                                 (thousands)

List of Other Included Managers:

NONE
as of 03/31/02
                     KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  -------------- --------- --------- --------------------- ----------- -------- ------------------------
                                 TITLE                   VALUE    SHARES or        PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS        CUSIP   (X 1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------  --------------- --------- --------- --------- ------ ---- ---------- --------- --------- ------- -----
ACM Income Fund Inc                COM        000912105 $    328     42,600   SH           Sole                 42,600
Apex Mortgage Capital              COM        037564101 $    423     36,500   SH           Sole                 36,500
Big Dog Hldgs Inc                  COM        089128102 $    339     75,334   SH           Sole                 75,334
Cannondale Corp                    COM        137798104 $  1,013    250,083   SH           Sole                250,083
Center Tr Inc                      COM        151845104 $     74     14,000   SH           Sole                 14,000
El Paso Energy Partners L P        COM        28368B102 $    495     13,200   SH           Sole                 13,200
Enbridge Energy Partners L P       COM        29250R106 $    664     15,000   SH           Sole                 15,000
Enterprise Prods Partners L        COM        293792107 $    387      8,000   SH           Sole                  8,000
General Mtrs Corp                  COM        370442105 $    470      8,000   SH           Sole                  8,000
Glacier Water Svcs Inc             COM        376395109 $ 12,827  1,068,943   SH           Sole              1,068,943
Glenborough Rlty Tr Inc       PFD CV SER A%   37803P204 $    891     40,400   SH           Sole                 40,400
Harken Energy Corp               COM NEW      412552309 $     35     38,328   SH           Sole                 38,328
Kaneb Services LLC                 COM        484173109 $  1,667     74,566   SH           Sole                 74,566
Kinder Morgan Energy Partner  UT LTD PARTNER  494550106 $    264      8,000   SH           Sole                  8,000
Kinder Morgan Management LLC       SHS        49455U100 $  1,240     36,848   SH           Sole                 36,848
Liberty Ppty Tr                 SH BEN INT    531172104 $    562     22,000   SH           Sole                 22,000
Lincoln Natl Conv Secs Fd In       COM        534183108 $    247     16,600   SH           Sole                 16,600
Meridian Resource Corp             COM        58977Q109 $  4,734    966,139   SH           Sole                966,139
Mission Resources Corp             COM        605109107 $    694    227,622   SH           Sole                227,622
Northern Border Partners L P  UNIT LTD PARTN  664785102 $    201      5,000   SH           Sole                  5,000
PacificHealth Laboratories I       COM        695113100 $     54     11,100   SH           Sole                 11,100
Plains All Amern Pipeline L   UNIT LTD PARTN  726503105 $  3,695    146,900   SH           Sole                146,900
Plains Res Inc                COM PAR $0.10   726540503 $ 45,745  1,838,631   SH           Sole              1,838,631
Right Start Inc                  COM NEW      766574206 $ 50,786  7,004,898   SH           Sole              7,004,898
Schlumberger Ltd                   COM        806857108 $  2,265     38,500   SH           Sole                 38,500
Sports Club Inc                    COM        84917P100 $  2,063    793,628   SH           Sole                793,628
U S Restaurant Pptys Inc           COM        902971100 $    447     32,500   SH           Sole                 32,500
                                                        --------
                                                        $132,610